5. DERIVATIVE LIABILITY (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($)
Derivative Liability [Abstract]
Derivative liability, beginning	$ 0
Fair value at the commitment date for convertible instruments	1,690,124
Change in fair value of derivative liability	759,603
Reclassification to additional paid-in capital for financial instruments that ceased to be a derivative liability	(157,473)
Derivative liability, ending	2,292,254
Change in fair value of derivative liability, beginning	0
Day one gains/(losses) on valuation	441,865
Gains/(losses) from the change in fair value of derivative liability	764,992
Change in fair value of derivative liability, ending	$ 1,206,857